Earnings per share - Computations of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net income (loss) for the computation of basic EPS	$ 339,826	$ 249,751	$ (1,661,004)	$ 477,776
Weighted average ordinary shares outstanding - basic (in shares)	240,367,450	128,243,450	240,008,449	128,064,564
Basic earnings per share (in USD per share)	$ 1.41	$ 1.95	$ (6.92)	$ 3.73
Weighted average ordinary shares outstanding - diluted (in shares)	242,264,561	129,896,210	240,008,449	129,690,334
Diluted earnings per share (in USD per share)	$ 1.40	$ 1.92	$ (6.92)	$ 3.68